Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 18 — SEGMENT INFORMATION

Segment information is prepared on the same basis that the Company’s chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), manages the business, makes operational decisions and assesses performance. The Company has two operating and reportable segments: (i) E-commerce, which consist primarily of the acquisition, improvement and operation of the Group’s Brands sold mainly through online marketplaces (including Amazon), and (ii) Logistics, which consists of warehousing and distribution services provided by Pure Logistics.

The CODM evaluates segment performance and allocates resources primarily based on segment net loss. Segment results include revenues and expenses directly attributable to each segment, and may include allocations of certain corporate costs, as applicable. The CODM reviews total consolidated assets for purpose of assessing segment assets, accordingly, asset information by segment is not presented.

The following table sets forth reporting segment information:

Year ended December 31, 2025	E-commerce	Logistics	Corporate / Other (3)	Total
Revenues	14,412	2,418		16,830
Cost of revenues and Cost of advertising (1)	(14,235)	(2,099)		(16,334)
Operating expenses (2)	(7,562)	(327)		(7,889)
Other segment items (3)	-	-	3,346	3,346
Net loss	(7,385)	(8)	3,346	(4,047)

Year ended December 31, 2024
Revenues	13,688	-	-	13,688
Cost of revenues and Cost of advertising (1)	(13,291)		-	(13,291)
Operating expenses (2)	(5,357)	-	-	(5,357)
Other segment items (3)	-	-	(2,844)	(2,844)
Net loss	(4,960)	-	(2,844)	(7,804)

Year ended December 31, 2023
Revenues	10,008	-	-	10,008
Cost of revenues and Cost of advertising (1)	(9,757)	-	-	(9,757)
Operating expenses (2)	(3,540)	-	-	(3,540)
Other segment items (3)	-	-	(1,309)	(1,309)
Net loss	(3,289)	-	(1,309)	(4,598)

(1)	Includes cost of goods sold and direct advertising expenses related to Amazon and other sites.

(2)	Operating expenses include payroll (which are not included in the cost of goods sold), interest income (expense), net, exchange rate differences, advertising and marketing expenses which are not included in cost of advertising rent, insurance, travel and entertainment, income taxes, consultants fee, legal fees and miscellaneous expenses.

(3)	Other segment expense items include equity losses, changes in the fair value of derivative liabilities and investments measured at fair value, finance expenses related to convertible debt, convertible loan receivable and loan commitment liabilities, other financial expenses, depreciation and amortization of intangible assets and income taxes.

Revenues are attributed to geographic areas:

	Year ended December 31,
	2025	2024	2023

America	5,200	3,082	3,865
United Kingdom (*)	9,413	9,380	5,406
France (*)	830	582	146
Other Europe	1,387	644	591
	16,830	13,688	10,008